Taxes on Income (Deferred income taxes) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred income taxes [Line Items]
Balance as at the begining of the year	$ (175)	$ (96)
Amounts recorded in the statement of income	(67)	(76)
Amounts recorded to a capital reserve	10	(1)
Translation difference	0	(2)
Balance as at the end of the year	(232)	(175)
Depreciable property, plant and equipment and intangible assets [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	(412)	(291)
Amounts recorded in the statement of income	(14)	(123)
Amounts recorded to a capital reserve	0	0
Translation difference	1	2
Balance as at the end of the year	(425)	(412)
Inventories [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	26	28
Amounts recorded in the statement of income	8	(2)
Amounts recorded to a capital reserve	0	0
Translation difference	0	0
Balance as at the end of the year	34	26
Provisions for employee benefits [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	74	84
Amounts recorded in the statement of income	3	(6)
Amounts recorded to a capital reserve	10	(3)
Translation difference	0	(1)
Balance as at the end of the year	87	74
Other [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	20	19
Amounts recorded in the statement of income	0	0
Amounts recorded to a capital reserve	0	2
Translation difference	0	(1)
Balance as at the end of the year	20	20
In respect of carry forward tax losses [Member]
Deferred income taxes [Line Items]
Balance as at the begining of the year	117	64
Amounts recorded in the statement of income	(64)	55
Amounts recorded to a capital reserve	0	0
Translation difference	(1)	(2)
Balance as at the end of the year	$ 52	$ 117